Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Written down carrying value of assets	¥ 647
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Property and equipment, fair value amount
Non-financial assets, Total losses	5,251
Fair Value, Measurements, Nonrecurring [Member] | Property and equipment [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Non-financial assets, Total losses	647
Fair Value, Measurements, Nonrecurring [Member] | Identifiable intangible assets [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Non-financial assets, Total losses	2,573
Royalty rate	2.50%
Fair Value, Measurements, Nonrecurring [Member] | Goodwill [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Non-financial assets, Total losses	2,031
Average annual revenue growth rate	3.20%
Terminal value growth rate	1.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Property and equipment, fair value amount
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Identifiable intangible assets [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Written down carrying value of assets	29,010
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Goodwill [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Written down carrying value of assets	¥ 4,537